Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Combined normal effective statutory rate (percentage)	40.60%	40.60%	40.60%
Undistributed earning of foreign subsidiaries	¥ 26,378	¥ 26,179
Operating loss carryforwards	575,403
Tax credit carryforwards	4,496
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	24,639	27,192	25,471
BTMU And MUTB [Member]
Operating loss carryforwards for enterprise tax	¥ 375,609
Effective tax rate of enterprise tax	7.00%
Operating Loss Carryforwards for enterprise tax, Expiration year	2012